Significant Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Compensation expenses related equity-based compensation awards	$ 0	$ 0	$ 0
Cash and cash equivalents	12	24	$ 1,966	$ 4,347
Short-term deposits	$ 1,919	$ 1,902